Note 4 - Personnel Expenses, Including Share-based Compensation - Summary of Research and Development Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Total research and development expenditure	$ (54,378)	$ (46,098)	$ (50,537)
Less: Capitalized development expenditure (Note 10)	7,705	4,587	6,825
Net research and development expenditure recognized as part of personnel expenses	$ (46,673)	$ (41,511)	$ (43,713)